Future Minimum Lease Payments Prior To Adoption Of ASU 2016-02 (Detail) ₨ in Millions	Mar. 31, 2019 INR (₨)
Operating Leased Assets [Line Items]
2020	₨ 10,538.6
2021	9,921.4
2022	9,100.7
2023	8,137.3
2024	7,104.2
Thereafter	41,090.6
Total	₨ 85,892.8